SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operating activities since its inception. At September 30, 2024, the Company had an accumulated deficit of $559.0 million. The Company expects to continue to incur net losses into the foreseeable future. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure.
At September 30, 2024, the Company had cash and cash equivalents of $127.4 million, which the Company expects, together with the $105.0 million gross proceeds from the Private Placement, will provide sufficient liquidity for a period of at least one year following the date that these condensed consolidated financial statements are issued as part of this Registration Statement on Form S-1.
The Company’s ability to execute its current business plan depends on its ability to obtain additional funding through equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. The Company may not be able to raise additional funding on terms acceptable to the Company, or at all, and any failure to raise funds as and when needed will compromise the Company’s ability to execute on its business plan.
The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, the Company may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the Company’s business, operating results and financial condition and the Company’s ability to achieve its intended business objectives. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

Basis of Presentation
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses and negative cash flows from operating activities since its inception. At December 31, 2023, the Company had an accumulated deficit of $441.4 million.

The Company expects to continue to incur net losses into the foreseeable future. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure.
At December 31, 2023, the Company had cash and cash equivalents of $35.8 million. Based on the Company’s business plan at the time of filing its Annual Report on Form
10-K
on April 22, 2024, management believed that existing cash and cash equivalents were not sufficient to fund the Company’s obligations for twelve months from April 22, 2024, which raised substantial doubt about its ability to continue as a going concern for a period of one year following April 22, 2024.
In April 2024 the Company received total gross proceeds of $240.0 million in the Series A Private Placement and in November 2024 the Company received total gross proceeds of $105.0 million in the Private Placement (see Note 13), which has alleviated substantial doubt about the Company’s ability to continue as a going concern and provides sufficient liquidity for a period of at least one year following the date that these consolidated financial statements are issued as part of this Registration Statement on Form
S-1.
The Company’s ability to execute its current business plan beyond this date depends on its ability to obtain additional funding through equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. The Company may not be able to raise additional funding on terms acceptable to the Company, or at all, and any failure to raise funds as and when needed will compromise the Company’s ability to execute on its business plan.
The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, other third-party funding, or potential licensing or collaboration arrangements. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, the Company may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the Company’s business, operating results and financial condition and the Company’s ability to achieve its intended business objectives. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

Unaudited Interim Financial Data
Unaudited Interim Financial Data
The accompanying condensed consolidated financial statements are unaudited and have been prepared by the Company in accordance with U.S. generally accepted accounting principles, or GAAP, as found in the Accounting Standards Codification, or ASC, of the Financial Accounting Standards Board, or FASB. Certain information and footnote disclosures normally included in the Company’s annual financial statements have been condensed or omitted. These interim condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the Company’s financial position and results of operations for the interim periods ended September 30, 2024 and 2023.

Basis of Consolidation
Basis of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. The Company evaluates its estimates and assumptions on an ongoing basis. The most significant estimates in the Company’s condensed consolidated financial statements relate to estimated collaboration expenses related to the Company’s collaboration and license agreements, certain accruals, including those related to nonclinical and clinical activities, and the stand-alone selling price of performance obligations associated with the Company’s collaboration and license agreements. Although the estimates are based on the Company’s knowledge of current events, comparable companies, and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. The Company evaluates its estimates and assumptions on an ongoing basis. The most significant estimates in the Company’s consolidated financial statements relate to estimated collaboration expenses related to the Company’s collaboration and license agreements, certain accruals, including those related to nonclinical and clinical activities, and the stand-alone selling price of performance obligations associated with the Company’s collaboration and license agreements. Although the estimates are based on the Company’s knowledge of current events, comparable companies, and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Segment Information
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.

Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.

Acquisitions
Acquisitions
The Company evaluates acquisitions of assets and other similar transactions to assess whether the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen test is met, the transaction is accounted for as an asset acquisition. If the screen test is not met, further analysis is required to determine whether the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

Discontinued Operations
Discontinued Operations
The Company presents discontinued operations when there is a disposal of a component or a group of components that represents a strategic shift that will have a major effect on operations and financial results. The results from discontinued operations of the rezafungin assets prior and subsequent to its sale are presented as net income (loss) from discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive loss for all periods presented, including any gain or loss recognized on closing. The assets and liabilities for the rezafungin operations related activities prior and subsequent to its sale have been classified as discontinued operations and segregated for all periods presented in the unaudited condensed consolidated balance sheets. See Note 9 for additional information.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term investments purchased with a maturity of three months or less when acquired to be cash equivalents.	Cash and Cash Equivalents The Company considers all short-term investments purchased with a maturity of three months or less when acquired to be cash equivalents.
Accounts Receivable
Accounts Receivable
Accounts receivable is stated at the original invoice amount and consists of amounts due from customers related to milestones achieved, certain research and development, or R&D, and clinical supply costs subject to reimbursement under the collaboration and license agreements, royalties earned, product sales and the associated indirect taxes collectible from customers. The Company records accounts receivable net of any allowances for doubtful accounts for potential credit losses. An allowance for doubtful accounts is determined based on the financial condition and creditworthiness of customers and the Company considers economic factors and events or trends expected to affect future collections experience. Any allowance would reduce the net receivables to the amount that is expected to be collected. The payment history of the Company’s customers will be considered in future assessments of collectability as these patterns are established over a longer period of time.
The
Company did not record any credit losses as of September 30, 2024 or December 31, 2023.

Accounts Receivable
Accounts receivable is stated at the original invoice amount and consists of amounts due from customers related to milestones achieved, certain research and development, or R&D, and clinical supply costs subject to reimbursement under the collaboration and license agreements, royalties earned, product sales, and the associated indirect taxes collectible from customers. The Company records accounts receivable net of any allowances for doubtful accounts for potential credit losses. An allowance for doubtful accounts is determined based on the financial condition and creditworthiness of customers and the Company considers economic factors and events or trends expected to affect future collections experience. Any allowance would reduce the net receivables to the amount that is expected to be collected. The payment history of the Company’s customers will be considered in future assessments of collectability as these patterns are established over a longer period of time. The Company did not record any credit losses as of December 31, 2023 or 2022.

Inventory
Inventory
The Company began capitalizing inventory for REZZAYO, which received approval by the U.S. Food and Drug Administration, or FDA, in March 2023. REZZAYO (rezafungin for injection) is approved for the treatment of candidemia and invasive candidiasis in adults with limited or no alternative treatment options. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred. Inventory is comprised of raw materials and work-in-process,
and includes costs related to materials, third-party contract manufacturing, freight-in
and overhead. Inventory is stated at the lower of cost or net realizable value with cost based on the first-in-first-out
method. The Company performs an assessment of recoverability of capitalized inventory during each reporting period based on an analysis of forecasted demand compared to quantities on hand and any firm purchase orders, as well as product shelf life, and writes down any excess, obsolete or unsaleable inventory to its estimated realizable value in the period which the required reserve is first identified. Such write downs, should they occur, are charged to cost of product revenue in the condensed consolidated statements of operations and comprehensive loss. As a result of the sale of rezafungin, all inventory has been reclassified to discontinued operations. See Note 9 for additional information.

Inventory
The Company began capitalizing inventory for REZZAYO, which received approval by the U.S. Food and Drug Administration, or FDA, in March 2023. REZZAYO (rezafungin for injection) is approved for the treatment of candidemia and invasive candidiasis in adults with limited or no alternative treatment options. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred.
Inventory is comprised of raw materials and
work-in-process,
and includes costs related to materials, third-party contract manufacturing, freight-in
and overhead. Inventory is stated at the lower of cost or net realizable value with cost based on the first-in-first-out
method. The Company performs an assessment of recoverability of capitalized inventory during each reporting period based on an analysis of forecasted demand compared to quantities on hand and any firm purchase orders, as well as product shelf life, and writes down any excess, obsolete or unsaleable inventory to its estimated realizable value in the period which the required reserve is first identified. Such write downs, should they occur, are charged to cost of product revenue in the consolidated statements of operations and comprehensive loss. As a result of the sale of rezafungin, all inventory has been reclassified to discontinued operations. See Note 11 for additional information.

Property and Equipment
Property and Equipment
The Company records property and equipment at cost, which consists of laboratory equipment, computer equipment and software, office equipment, furniture and fixtures and leasehold improvements. Property and equipment is depreciated using the straight-line method over the estimated useful lives (generally three
to seven years). Leasehold improvements are amortized over the lesser of their useful life or the remaining lease term, including any renewal periods that are deemed to be reasonably assured. Repair and maintenance costs are expensed as incurred.

Property and Equipment
The Company records property and equipment at cost, which consists of laboratory equipment, computer equipment and software, office equipment, furniture and fixtures and leasehold improvements. Property and equipment is depreciated using the straight-line method over the estimated useful lives (generally three
to seven years). Leasehold improvements are amortized over the lesser of their useful life or the remaining lease term, including any renewal periods that are deemed to be reasonably assured. Repair and maintenance costs are expensed as incurred.

Finance Lease and Operating Lease
Finance Lease
In accordance with
Accounting Standards Codification
, or ASC, 842,
Leases
, or ASC 842, the Company determines if a contract contains a lease at inception and recognizes finance lease right-of-use
assets and finance lease liabilities based on the present value of the future minimum lease payments at the commencement date. The implicit rate within the Company’s finance lease was determinable and therefore used in determining the present value of future payments at the commencement date. Lease agreements that have lease and non-lease
components are accounted for as a single lease component.
The Company recognizes amortization of the
right-of-use
assets and interest on the lease liabilities for its finance lease. Finance lease right-of-use
assets are amortized on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the right-of-use
assets are amortized to the end of the useful life of the underlying asset.
Operating Lease
In accordance with ASC 842 the Company determines if a contract contains a lease at inception and recognizes operating lease right-of-use
assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company’s operating leases do not provide an implicit rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease agreements that have lease and non-lease
components are accounted for as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Finance Lease
In accordance with
Accounting Standards Codification
, or ASC, 842,
Leases
, or ASC 842, the Company determines if a contract contains a lease at inception and recognizes finance lease right-of-use
assets and finance lease liabilities based on the present value of the future minimum lease payments at the commencement date. The implicit rate within the Company’s finance lease was determinable and therefore used in determining the present value of future payments at the commencement date. Lease agreements that have lease and non-lease
components are accounted for as a single lease component.
The Company recognizes amortization of the
right-of-use
assets and interest on the lease liabilities for its finance lease. Finance lease right-of-use
assets are amortized on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the right-of-use
assets are amortized to the end of the useful life of the underlying asset.
Operating Lease
In accordance with ASC 842 the Company determines if a contract contains a lease at inception and recognizes operating lease right-of-use
assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company’s operating leases do not provide an implicit rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease agreements that have lease and non-lease
components are accounted for as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Concentration of Credit Risk
Concentration of Credit Risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in government insured financial institutions in excess of government insured limits. The Company invests its cash balances in financial institutions that it believes have high credit quality, has not experienced any losses on such accounts and does not believe it is exposed to significant credit risk.

Patent Costs
Patent Costs
The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in selling, general and administrative, or SG&A, expenses in the accompanying statements of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company reports deferred income taxes in accordance with ASC 740,
Income Taxes
, or ASC 740. ASC 740 requires a company to recognize deferred tax assets and liabilities for expected future income tax consequences of events that have been recognized in the Company’s condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in the years in which the temporary differences are expected to reverse. Valuation allowances are provided if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions pursuant to ASC 740, which prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Income Taxes
The Company reports deferred income taxes in accordance with ASC 740,
Income Taxes
, or ASC 740. ASC 740 requires a company to recognize deferred tax assets and liabilities for expected future income tax consequences of events that have been recognized in the Company’s consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in the years in which the temporary differences are expected to reverse. Valuation allowances are provided if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company accounts for uncertain tax positions pursuant to ASC 740, which prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Indirect Taxes
Indirect Taxes
The Company’s purchases of clinical drug supplies and raw materials, inventory transfers, and sales of commercial drug product are subject to indirect taxation in various jurisdictions outside of the U.S. Indirect tax payable is included in accrued indirect tax liabilities, the related expense is included in R&D expenses within discontinued operations, and the related interest and penalties are included in selling, general and administrative, or SG&A, expenses within discontinued operations. Subsequent to the sale of rezafungin, the Company retained the liability as part of its continuing operations and continued interest expense is included in SG&A in continuing operations. The accrual is for the indirect tax incurred in various tax jurisdictions outside of the U.S. as a consequence of the Company’s supply chain activities or in connection with commercial sales of REZZAYO. To the extent that any accrued indirect taxes are determined to not be due and payable, then any associated liabilities and operating expenses will be reversed at that time. Indirect tax amounts on commercial sales (product revenue) and asset disposals that can be billed to and recovered from our customers are included in accounts receivables. Indirect tax amounts related to inventory purchases and manufacturing are included in inventory within discontinued operations.

Indirect Taxes
The Company’s purchases of clinical drug supplies and raw materials, inventory transfers, and sales of commercial drug product are subject to indirect taxation in various jurisdictions outside of the U.S. Indirect tax payable is included in accrued indirect tax liabilities, the related expense is included in R&D expenses within discontinued operations, and the related interest and penalties are included in SG&A expenses within discontinued operations. Subsequent to the sale of rezafungin, the Company retained the liability as part of its continuing operations and continued interest expense is included in SG&A in continuing operations. The accrual is for the indirect tax incurred in various tax jurisdictions outside of the U.S. as a consequence of the Company’s supply chain activities or in connection with commercial sales of REZZAYO. To the extent that any accrued indirect taxes are determined to not be due and payable, then any associated liabilities and operating expenses will be reversed at that time. Indirect tax amounts on commercial sales (product revenue) and asset disposals that can be billed to and recovered from our customers are included in accounts receivables. Indirect tax amounts related to inventory purchases and manufacturing are included in inventory within discontinued operations.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
 Revenue from Contracts with Customers
, or ASC 606, which applies to all contracts with customers, except for elements of certain contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In a contract with multiple performance obligations, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations. The estimation of the stand-alone selling price(s) may include estimates regarding forecasted revenues or costs, development timelines, discount rates, and probabilities of technical and regulatory success. The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time. Any change made to estimated progress towards completion of a performance obligation and, therefore, revenue recognized will be recorded as a change in estimate. In addition, variable consideration must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.
Collaboration Revenue
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in a contract, the Company recognizes revenues from the transaction price allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from the allocated transaction price. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue or expense recognition as a change in estimate.
At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s or a collaboration partner’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates
the probability of achievement of milestones that are within its or a collaboration partner’s control, such as operational development milestones and any related constraint, and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which will affect collaboration revenues and earnings in the period of adjustment. Revisions to the Company’s estimate of the transaction price may also result in negative collaboration revenues and earnings in the period of adjustment.
For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and a license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied, or partially satisfied.
See Note 6 and Note 9 for additional information.
Product Revenue
In December 2022 and January 2023, the Company entered into separate Commercial Supply Agreements with Mundipharma and Melinta Therapeutics, LLC, or Melinta, respectively, for the batch supply of REZZAYO naked vials for commercial use. Under the Commercial Supply Agreements, Mundipharma and Melinta were required to submit purchase orders to the Company for batches of REZZAYO naked vials. The Company concluded that the delivery of each batch of REZZAYO naked vials and the related quality assessment certification represented a distinct performance obligation. The Commercial Supply Agreements were terminated upon the effectiveness of the assignment to Napp on April 24, 2024 (see Note 9 for additional information).

The transaction price recognized as revenue for each performance obligation under the Commercial Supply Agreements consisted of variable consideration which was determined based on the estimated per vial costs, plus the contractually stated margin rate. The amounts recognized as revenue were adjusted, as needed, each reporting period based on actual costs incurred for each batch. Variable consideration was included in the transaction price only to the extent that it was considered probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration was subsequently resolved. The Company has made an accounting policy election to exclude from the transaction price any indirect taxes collected from customers. As a result, any such collections were recorded as indirect tax liabilities. The transaction price was fully allocated to the single performance obligation.
The Company concluded that the performance obligation was satisfied and product revenue was recognized when the customer obtained control of the product, which occurred at a point in time, typically upon the later of (i) completion of a positive quality assessment, or (ii) shipment of the Company’s product to the customer.
Shipping and handling activities that were performed after a customer obtained control of the product were treated as activities to fulfill the promise to a customer and any amounts billed to a customer represented revenues for the product provided. Costs related to such shipping and handling were classified as cost of product revenue.

Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
 Revenue from Contracts with Customers
, or ASC 606, which applies to all contracts with customers, except for elements of certain contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

In a contract with multiple performance obligations, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations. The estimation of the stand-alone selling price(s) may include estimates regarding forecasted revenues or costs, development timelines, discount rates, and probabilities of technical and regulatory success. The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time. Any change made to estimated progress towards completion of a performance obligation and, therefore, revenue recognized will be recorded as a change in estimate. In addition, variable consideration must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.
Collaboration Revenue
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in a contract, the Company recognizes revenues from the transaction price allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from the allocated transaction price. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue or expense recognition as a change in estimate.
At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s or a collaboration partner’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates
the probability of achievement of milestones that are within its or a collaboration partner’s control, such as operational development milestones and any related constraint, and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which will affect collaboration revenues and earnings in the period of adjustment. Revisions to the Company’s estimate of the transaction price may also result in negative collaboration revenues and earnings in the period of adjustment.
For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and a license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied, or partially satisfied.
In March 2021, the Company entered into an exclusive worldwide license and collaboration agreement, or the Janssen Collaboration Agreement, with Janssen Pharmaceuticals, Inc., or Janssen, one of the Janssen Pharmaceutical Companies of Johnson & Johnson. The Company concluded that there were three performance obligations under the Janssen Collaboration Agreement: the license, the research and development services, and the clinical supply services, and that the obligations are distinct from each other.
Revenue from research and development services for the Janssen Collaboration Agreement is recognized based on actual amounts billed as the underlying services are provided and billed at market rates. The transaction prices to be recognized as revenue under the Janssen Collaboration Agreement consist of upfront payments, estimated reimbursable research and development and clinical supply costs, and milestones achieved to date.

Potential future payments for variable consideration, such as regulatory or commercial milestones, will be recognized when it is probable that, if recorded, a significant reversal will not take place. Potential future royalty payments will be recorded as revenue when the associated sales occur.
In September 2019, the Company entered into a Collaboration and License Agreement, or the Mundipharma Collaboration Agreement, with Mundipharma. The Company concluded that there were three performance obligations under the Mundipharma Collaboration Agreement: the license, the research and development services, and the clinical supply services, and that the obligations are distinct from each other.
In July 2022, the Company entered into a License Agreement with Melinta Therapeutics, LLC, or Melinta, or the Melinta License Agreement. The Company concluded that there were three performance obligations under the Melinta License Agreement: the license, the research and development services, and the clinical supply services, and that the obligations are distinct from each other.
The Mundipharma Collaboration Agreement and the Melinta License Agreement were terminated upon the effectiveness of the assignment to Napp on April 24, 2024, and the related revenue amounts have been reclassified to discontinued operations.
See Note 8 and Note
11
 for additional information.
Product Revenue
In December 2022 and January 2023, the Company entered into separate Commercial Supply Agreements with Mundipharma and Melinta, respectively, for the batch supply of REZZAYO naked vials for commercial use. Under the Commercial Supply Agreements, Mundipharma and Melinta were required to submit purchase orders to the Company for batches of REZZAYO naked vials. The Company concluded that the delivery of each batch of REZZAYO naked vials and the related quality assessment certification represented a distinct performance obligation. The Commercial Supply Agreements were terminated upon the effectiveness of the assignment to Napp on April 24, 2024 (see Note
11
 for additional information).
The transaction price recognized as revenue for each performance obligation under the Commercial Supply Agreements consisted of variable consideration which was determined based on the estimated per vial costs, plus the contractually stated margin rate. The amounts recognized as revenue were adjusted, as needed, each reporting period based on actual costs incurred for each batch. Variable consideration was included in the transaction price only to the extent that it was considered probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration was subsequently resolved. The Company has made an accounting policy election to exclude from the transaction price any indirect taxes collected from customers. As a result, any such collections were recorded as indirect tax liabilities. The transaction price was fully allocated to the single performance obligation.
The Company concluded that the performance obligation was satisfied and product revenue was recognized when the customer obtained control of the product, which occurred at a point in time, typically upon the later of (i) completion of a positive quality assessment, or (ii) shipment of the Company’s product to the customer.
Shipping and handling activities that were performed after a customer obtained control of the product were treated as activities to fulfill the promise to a customer and any amounts billed to a customer represented revenues for the product provided. Costs related to such shipping and handling were classified as cost of product revenue.

Cost of Product Revenue
Cost of Product Revenue
Cost of product revenue consists primarily of costs related to materials, third-party contract manufacturing, freight-in
and overhead. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred.

Cost of Product Revenue
Cost of product revenue consists primarily of costs related to materials, third-party contract manufacturing, freight-in
and overhead. Prior to regulatory approval, all direct and indirect manufacturing costs were charged to R&D expense in the period incurred.

Acquired In-process Research and Development Expenses
Acquired
In-process
Research and Development Expenses
Acquired
in-process
research and development, or IPR&D, expenses include consideration for the purchase of IPR&D through asset acquisitions and license agreements as well as payments made in connection with asset acquisitions and license agreements upon the achievement of development milestones.
The Company evaluates license agreements for IPR&D projects to determine if it meets the definition of a business and thus should be accounted for as a business combination. If the license agreement for IPR&D does not meet the definition of a business and the assets have no alternative future use, the Company expenses payments made under such license agreements as acquired IPR&D expense in its condensed consolidated statements of operations and comprehensive loss. In those cases, payments for milestones achieved and payments for a product license prior to regulatory approval of the product are expensed in the period incurred. Payments made in connection with regulatory and sales-based milestones will be capitalized and amortized to cost of revenue.

Research and Development Expenses
Research and Development Expenses
R&D expenses consist of wages, benefits and stock-based compensation charges for R&D employees, scientific consultant fees, facilities and overhead expenses, laboratory supplies, manufacturing expenses in preclinical development and certain manufacturing expenses before FDA approval, nonclinical and clinical trial costs, and indirect taxes on clinical supplies and development materials. The Company accrues nonclinical and clinical trial expenses based on work performed, which relies on estimates of total costs incurred based on patient enrollment, completion of studies, and other events.

Research and Development Costs
R&D expenses consist of wages, benefits and stock-based compensation charges for R&D employees, scientific consultant fees, facilities and overhead expenses, laboratory supplies, manufacturing expenses in preclinical development and certain manufacturing expenses before FDA approval, nonclinical and clinical trial costs, and indirect taxes on clinical supplies and development materials. The Company accrues nonclinical and clinical trial expenses based on work performed, which relies on estimates of total costs incurred based on patient enrollment, completion of studies, and other events.
Costs incurred in purchasing technology assets and intellectual property are charged to research and development expense if the technology has not been conclusively proven to be feasible and has no alternative future use.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
SG&A expenses relate to selling, finance, human resources, legal and other administrative activities. SG&A expenses consist primarily of salaries and related benefits, including stock-based compensation, related to our executive, finance, legal, business development, commercial planning and support functions. Other SG&A expenses include facility and overhead costs not otherwise included in cost of product revenue or R&D expenses, consultant expenses, travel expenses, professional fees for auditing, tax, legal, and other services, the branded prescription drug fee, and any accrued interest and penalties on accrued indirect tax liabilities.

Selling, General and Administrative Expenses
SG&A expenses relate to selling, finance, human resources, legal and other administrative activities. SG&A expenses consist primarily of salaries and related benefits, including stock-based compensation, related to our executive, finance, legal, business development, commercial planning and support functions. Other SG&A expenses include facility and overhead costs not otherwise included in cost of product revenue or R&D expenses, consultant expenses, travel expenses, professional fees for auditing, tax, legal, and other services, the branded prescription drug fee, and any accrued interest and penalties on accrued indirect tax liabilities.

Preclinical and Clinical Trial Accruals
Preclinical and Clinical Trial Accruals
The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on the facts and circumstances known at that time. Accrued expenses for preclinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, or CROs, clinical trial investigational sites and other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. In accruing for these services, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other available information. If the Company underestimates or overestimates the activities or fees associated with a study or service at a given point in time, adjustments to R&D expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred. Subsequent changes in estimates may result in a material change in accruals.

Preclinical and Clinical Trial Accruals
The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on the facts and circumstances known at that time. Accrued expenses for preclinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, or CROs, clinical trial investigational sites and other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. In accruing for these services, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other available information. If the Company underestimates or overestimates the activities or fees associated with a study or service at a given point in time, adjustments to R&D expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred. Subsequent changes in estimates may result in a material change in accruals.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation expense related to stock options, restricted stock units, or RSUs, performance-based RSUs, or PRSUs, and 2015 Employee Stock Purchase Plan, or ESPP, rights by estimating the fair value on the date of grant. The Company estimates the fair value of stock options granted to employees and non-employees
using the Black-Scholes option pricing model. The fair value of RSUs and PRSUs granted to employees is estimated based on the closing price of the Company’s common stock on the date of grant.
The assumptions included in the Black-Scholes option pricing model include (a) the risk-free interest rate, (b) the expected volatility of the Company’s stock, (c) the expected term of the award, and (d) the expected dividend yield. The Company computed the expected volatility data using the daily close prices for the Company’s common stock during the equivalent period of the calculated expected term of the Company’s stock-based awards. The Company estimated the expected life of employee stock options using the “simplified” method, whereby the expected life equals the average of the vesting term and the original contractual term of the option. The risk-free interest rates for periods within the expected life of the option are based on the yields of zero-coupon
U.S. treasury securities. The expected dividend yield of zero reflects that the Company has not paid cash dividends since inception and does not intend to pay cash dividends in the foreseeable future.
For awards subject to time-based vesting conditions, including those with a graded vesting schedule, stock-based compensation expense is recognized using the straight-line method. For performance-based awards to employees, (i) the fair value of the award is determined on the grant date, (ii) the Company assesses the probability of the individual performance milestones under the award being achieved and (iii) the fair value of the shares subject to the milestone is expensed over the implicit service period commencing once management believes the performance criteria is probable of being met.

The Company recognizes forfeitures related to stock-based compensation as they occur and any compensation cost previously recognized for awards for which the requisite service has not been completed is reversed in the period that the award is forfeited.

Stock-Based Compensation
The Company accounts for stock-based compensation expense related to stock options, restricted stock units, or RSUs, performance-based RSUs, or PRSUs, and 2015 Employee Stock Purchase Plan, or ESPP, rights by estimating the fair value on the date of grant. The Company estimates the fair value of stock options granted to employees and
non-employees
using the Black-Scholes option pricing model. The fair value of RSUs and PRSUs granted to employees is estimated based on the closing price of the Company’s common stock on the date of grant.
The assumptions included in the Black-Scholes option pricing model include (a) the risk-free interest rate, (b) the expected volatility of the Company’s stock, (c) the expected term of the award, and (d) the expected dividend yield. The Company computed the expected volatility data using the daily close prices for the Company’s common stock during the equivalent period of the calculated expected term of the Company’s stock-based awards. The Company estimated the expected life of employee stock options using the “simplified” method, whereby the expected life equals the average of the vesting term and the original contractual term of the option. The risk-free interest rates for periods within the expected life of the option are based on the yields of zero-coupon
U.S. treasury securities. The expected dividend yield of zero reflects that the Company has not paid cash dividends since inception and does not intend to pay cash dividends in the foreseeable future.
For awards subject to time-based vesting conditions, including those with a graded vesting schedule, stock-based compensation expense is recognized using the straight-line method. For performance-based awards to employees, (i) the fair value of the award is determined on the grant date, (ii) the Company assesses the probability of the individual performance milestones under the award being achieved and (iii) the fair value of the shares subject to the milestone is expensed over the implicit service period commencing once management believes the performance criteria is probable of being met.
The Company recognizes forfeitures related to stock-based compensation as they occur and any compensation cost previously recognized for awards for which the requisite service has not been completed is reversed in the period that the award is forfeited.

Net Earnings (Loss) Per Share
Net Earnings (Loss) Per Share
The Company follows the guidance in ASC 260,
Earnings Per Share
, or ASC 260, which establishes standards regarding the computation of earnings per share, or EPS, by companies that have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of a company. The guidance requires earnings to be hypothetically allocated between the common, preferred, and other participating stockholders based on their respective rights to receive non-forfeitable
dividends, whether or not declared. Participating securities include Series A Convertible Voting Preferred Stock and Series X Convertible Preferred Stock, see Note 4 for additional information. Basic net EPS is then calculated by dividing the net income attributable to common stockholders (after the reduction for any preferred stock and assuming current income for the period had been distributed) by the weighted-average number of common shares outstanding for the period. The Company calculates diluted net EPS by using the more dilutive of the (1) treasury stock method, reverse treasury stock method or if-converted
method, as applicable, or (2) the
two-class
method. Dilutive common stock equivalents are comprised of warrants, Series A Convertible Voting Preferred Stock, Series X Convertible Preferred Stock, RSUs, PRSUs and options outstanding under the Company’s stock option plans and ESPP, on an as converted basis.
Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and dilutive stock equivalents outstanding for the period determined using the treasury stock method or if-converted
method. Under the
two-class
method, the net loss attributable to common stockholders is not allocated to the Series A Convertible Voting Preferred Stock or the Series X Convertible Preferred Stock as the preferred stockholders do not have a contractual obligation to share in the Company’s losses. In loss periods, basic and diluted net loss per share are identical because the otherwise dilutive potential common shares become anti-dilutive and are therefore excluded.
In accordance with ASC 260, if a company had a discontinued operation, the company uses income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations.
The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of basic and diluted net loss per share because doing so would be anti-dilutive (in common stock equivalent shares):

	Nine Months Ended September 30,
	2024	2023
Common stock warrants	866	866
Series A Convertible Voting Preferred Stock	14,330,750	—
Series X Convertible Preferred Stock	1,052,236	1,052,236
Common stock options, RSUs and PRSUs issued and outstanding	2,454,822	646,233

Total	17,838,674	1,699,335

Net Earnings (Loss) Per Share
The Company follows the guidance in ASC 260,
Earnings Per Share
, or ASC 260, which establishes standards regarding the computation of earnings per share, or EPS, by companies that have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of a company. The guidance requires earnings to be hypothetically allocated between the common, preferred, and other participating stockholders based on their respective rights to receive non-forfeitable
dividends, whether or not declared. Participating securities include Series X Convertible Preferred Stock, see Note 6 for additional information. Basic net EPS is then calculated by dividing the net income attributable to common stockholders (after the reduction for any preferred stock and assuming current income for the period had been distributed) by the weighted-average number of common shares outstanding for the period. The Company calculates diluted net EPS by using the more dilutive of the (1) treasury stock method, reverse treasury stock method or if-converted
method, as applicable, or (2) the
two-class
method. Dilutive common stock equivalents are comprised of warrants, Series X Convertible Preferred Stock, RSUs, PRSUs and options outstanding under the Company’s stock option plans and ESPP, on an as converted basis.
Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and dilutive stock equivalents outstanding for the period determined using the treasury stock method or if-converted
method. Under the
two-class
method, the net loss attributable to common stockholders is not allocated to the Series X Convertible Preferred Stock as the preferred stockholders do not have a contractual obligation to share in the Company’s losses. In loss periods, basic and diluted net loss per share are identical because the otherwise dilutive potential common shares become anti-dilutive and are therefore excluded.

In accordance with ASC 260, if a company had a discontinued operation, the company uses income (loss) from continuing operations as its control number to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting basic and diluted net earnings (loss) per common share from discontinued operations.
The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of basic and diluted net loss per share because doing so would be anti-dilutive (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock warrants	866	625,859
Series X Convertible Preferred Stock	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding	638,037	465,965

Total	1,691,139	2,001,060

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company follows ASC
820-10,
Fair Value Measurements and Disclosures
, or ASC
820-10,
with respect to fair value reporting for financial assets and liabilities. The guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, accrued compensation and benefits, and lease liabilities. The carrying amount of these financial instruments are generally considered to be representative of their respective fair values because of their short-term nature.

Fair Value of Financial Instruments
The Company follows ASC
820-10,
Fair Value Measurements and Disclosures
, or ASC
820-10,
with respect to fair value reporting for financial assets and liabilities. The guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, accrued compensation and benefits, and lease liabilities. The carrying amount of these financial instruments are generally considered to be representative of their respective fair values because of their short-term nature.

Recently Issued and Recently Adopted Accounting Pronouncements
Recently Issued and Recently Adopted Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date.
In November 2023, the FASB issued Accounting Standards Update, or ASU,
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through additional disclosures about significant segment expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating this guidance to determine its impact on the Company’s consolidated financial statements or related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company plans to adopt this guidance for the fiscal year ending December 31, 2025 and believes, based on its preliminary assessment, that this new guidance will not have a material impact on the Company’s consolidated financial statements or related disclosures.
The Company believes, based on its preliminary assessment, that any other recently issued, but not yet adopted, accounting pronouncements will not have a material impact on the Company’s condensed consolidated financial statements or related disclosures, or do not apply to the Company.

Recently Issued and Recently Adopted Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies that are adopted by the Company as of the specified effective date.
In December 2023, the FASB issued
Accounting Standards Update
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
, which requires public entities to disclose disaggregated information about their effective tax rate reconciliation as well as expanded information on income taxes paid by jurisdiction. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company plans to adopt this guidance for the fiscal year ending December 31, 2025 and believes, based on its preliminary assessment, that this new guidance will not have a material impact on the Company’s consolidated financial statements or related disclosures.
The Company believes, based on its preliminary assessment, that any other recently issued, but not yet adopted, accounting pronouncements will not have a material impact on the Company’s consolidated financial statements or related disclosures, or do not apply to the Company.